Commitments (Tables)	12 Months Ended
Dec. 31, 2018
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Schedule of Contractual Obligations and Commitments

	2018	2017
Contractual obligations and commitments	£m	£m
Contracted for but not provided in the financial statements:
Intangible assets	4,762	5,254
Property, plant and equipment	665	584
Investments	82	107
Purchase commitments	561	346
Pensions	238	738
Other commitments	0	38
Interest on loans	9,418	8,510
Finance lease charges	16	12

	15,742	15,589

Summary of Commitments Under Non-Cancellable Operating Leases

Commitments under non-cancellable operating leases are disclosed below. £161 million (2017 – £117 million) is provided against these commitments on the Group’s balance sheet.

	2018	2017
Commitments under non-cancellable operating leases	£m	£m
Rental payments due within one year	223	186
Rental payments due between one and two years	173	149
Rental payments due between two and three years	143	122
Rental payments due between three and four years	123	107
Rental payments due between four and five years	105	94
Rental payments due after five years	371	387

Total commitments under non-cancellable operating leases	1,138	1,045